NET (LOSS) INCOME PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	39,752,430	142,615,572
Nonvested shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	6,286,947	9,668,727